S000011985 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Treasury 7-10 Year Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.40%	(1.66%)	1.39%
Bloomberg U.S. Bellwether 10 Year Swap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.56%	(2.60%)	0.90%
BATS: Interest Rate Hedge Series
Prospectus [Line Items]
Average Annual Return, Percent	0.18%	8.03%	2.81%
BATS: Interest Rate Hedge Series | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.89%)	6.09%	1.77%
BATS: Interest Rate Hedge Series | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.10%	5.46%	1.73%